ALLIANCE MONEY MARKET FUND
-GENERAL MUNICIPAL PORTFOLIO
-PRIME PORTFOLIO
-GOVERNMENT PORTFOLIO

ANNUAL REPORT
NOVEMBER 30, 1996



STATEMENT OF NET ASSETS
NOVEMBER 30, 1996
ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)  SECURITY#                                 YIELD         VALUE
-------------------------------------------------------------------------
         MUNICIPAL BONDS-86.0%
         ALABAMA-1.2%
         ABBEVILLE IDR
         (Greenbush Woods Project) AMT VRDN*
$   455  4/01/04                                   3.80%      $  455,000

         ALABAMA HIGHER EDUCATION FSA
         Student Loan Revenue Series C AMT
  1,000  3/01/97                                   3.70        1,002,874
                                                              -----------
                                                               1,457,874

         ARKANSAS-1.5%
         ARKANSAS DEVELOPMENT FINANCE
         AUTHORITY SFMR
         Series PG-H AMT VRDN*
  1,855  1/01/30                                   3.60        1,855,000

         ARIZONA-1.1%
         MARICOPA COUNTY TAN
         (Cartwright Elementary School)
         No. 83 Series B
    600  7/31/97                                   4.05          601,736

         MARICOPA COUNTY TAN
         (Chandler Unified School District)
         No. 80 Series B
    700  7/31/97                                   4.00          702,249
                                                              -----------
                                                               1,303,985

         CALIFORNIA-2.7%
         CALIFORNIA MBIA
         School Cash Reserve Program Authority
         Series A
    500  7/02/97                                   3.95          502,156

         CALIFORNIA HIGHER EDUCATION
         Student Loan Revenue Series D-2 PPB*
    700  4/01/00                                   3.95          700,000

         CALIFORNIA HOUSING FINANCE
         (Home Mortgage Revenue)
         Series J AMT PPB*
    500  8/01/28                                   4.00          500,000

         LOS ANGELES FSA TRAN
         Series PG-A
    800  6/30/97                                   4.05          803,092

         SAN JOSE COUNTY GO TRAN
         (Unified School District) Series '96
    800  8/05/97                                   3.95%         802,861
                                                              -----------
                                                               3,308,109

         COLORADO-0.9%
         COLORADO CERTIFICATE OF
         PARTICIPATION MBIA
         (Master Lease Purchase Agreement II)
  1,090  11/01/97                                  3.90        1,120,040

         DELAWARE-0.3%
         DELAWARE ECONOMIC DEVELOPMENT
         AUTHORITY
         (Orient Chemical Company) AMT VRDN*
    400  11/01/99                                  3.83          400,000

         DISTRICT OF COLUMBIA-4.6%
         DISTRICT OF COLUMBIA GO MBIA
         Series 88A
    400  12/01/96                                  3.80          400,000

         DISTRICT OF COLUMBIA HFA MFHR
         (McLean Apts.) Series '85A VRDN*
  1,390  12/01/05                                  3.70        1,390,000

         DISTRICT OF COLUMBIA HFA MFHR
         (Tyler Housing Trust) AMT VRDN*
  2,900  8/01/25                                   3.85        2,900,000

         DISTRICT OF COLUMBIA HFA SFMR
         GNMA/FNMA Mortgage Series B AMT PPB*
  1,000  12/01/29                                  3.75        1,000,000
                                                              -----------
                                                               5,690,000

         FLORIDA-2.1%
         ORANGE COUNTY HFA SFMR
         GNMA/FNMA Mortgage Program Series '96B
         AMT PPB*
  1,000  4/01/29                                   3.65        1,000,000


1



STATEMENT OF NET ASSETS
(CONTINUED)
ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)  SECURITY#                                YIELD          VALUE
-------------------------------------------------------------------------
         PINELLAS COUNTY SFMR
         Multi-County Program
         GNMA/FNMA Mortgage
         Program Series B AMT PPB*
$ 1,600  4/01/29                                   3.40%      $1,600,000
                                                              -----------
                                                               2,600,000

         GEORGIA-2.6%
         THOMASTON-UPSON COUNTY IDR
         (De Ster Production Corp.)
         Series A AMT VRDN*
  3,200  10/01/09                                  3.90        3,200,000

         ILLINOIS-3.7%
         ILLINOIS DEVELOPMENT FINANCE AUTHORITY
         (U.G.N. Inc. Project) Series '86
         AMT VRDN*
  3,000  9/15/11                                   3.95        3,000,000

         ILLINOIS DEVELOPMENT FINANCE AUTHORITY
         (U.G.N. Inc. Project) Series '87
         AMT VRDN*
    790  4/01/99                                   3.95          790,000

         WOOD DALE CITY IDR
         (Nippon Express USA, Inc.)
         Series '85 VRDN*
    800  6/01/00                                   3.70          800,000
                                                              -----------
                                                               4,590,000

         INDIANA-6.8%
         ALLEN COUNTY ECONOMIC DEVELOPMENT
         AUTHORITY
         (Mattel Power Wheels, Inc.)
         AMT VRDN*
  3,300  12/01/18                                  3.70        3,300,000

         AUBURN ECONOMIC DEVELOPMENT AUTHORITY
         (R.J. Tower Corp. Project)
         Series '88 AMT VRDN*
    865  9/01/00                                   3.80          865,000

         JEFFERSONVILLE ECONOMIC DEVELOPMENT
         AUTHORITY
         (Apollo America Corp. Project)
         AMT VRDN*
  2,500  10/01/11                                  3.75        2,500,000

         SEYMOUR ECONOMIC DEVELOPMENT
         AUTHORITY
         (Kobelco Metal Powder Co. Project)
         Series '87 AMT VRDN*
  1,775  12/01/97                                  3.95%       1,775,000
                                                              -----------
                                                               8,440,000

         KANSAS-1.0%
         SPRING HILL IDR
         (Abrasive Engineering Project) VRDN*
  1,200  9/01/16                                   3.75        1,200,000

         KENTUCKY-4.4%
         RUSSELLVILLE IDB
         (JS Technos Corp. Project)
         Series '89 AMT VRDN*
  3,000  12/01/09                                  3.95        3,000,000

         SCOTT COUNTY IDR
         (Interstate Transformer Co.)
         Series '90 AMT VRDN*
  1,400  9/01/05                                   3.75        1,400,000

         WARSAW INDUSTRIAL BUILDING AUTHORITY
         (SDI Operating Partners)
         Series '88 AMT VRDN*
  1,050  8/01/09                                   3.65        1,050,000
                                                              -----------
                                                               5,450,000

         LOUISIANA-0.4%
         NEW ORLEANS FGIC
         (Louisiana International Airport)
         Series '87A AMT VRDN*
    500  8/01/17                                   3.65          527,618

         MAINE-4.2%
         MAINE FINANCE AUTHORITY
         Series H AMT VRDN*
    560  6/01/01                                   3.80          560,000

         MAINE FINANCE AUTHORITY
         Series '88C AMT VRDN*
    260  12/01/04                                  3.80          260,000

         MAINE FINANCE AUTHORITY
         Series '89D AMT VRDN*
     75  6/01/00                                   3.80           75,000

         MAINE FINANCE AUTHORITY
         Series '89 K AMT VRDN*
    145  12/01/97                                  3.80          145,000


2



ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)  SECURITY#                                YIELD          VALUE
-------------------------------------------------------------------------
         MAINE FINANCE AUTHORITY
         Economic Development Revenue
         Series B AMT VRDN*
$   440  6/01/99                                   3.80%      $  440,000

         MAINE FINANCE AUTHORITY
         Economic Development Revenue
         Series D-F AMT VRDN*
    715  6/01/04                                   3.80          715,000

         MAINE FINANCE AUTHORITY
         Economic Development Revenue
         Series K AMT VRDN*
    125  12/01/06                                  3.80          125,000

         MAINE FINANCE AUTHORITY
         Insured Loan Revenue Series '88A-D
         AMT VRDN*
  1,580  12/01/03                                  3.80        1,580,000

         ORRINGTON RESOURCE RECOVERY
         (Penobscot Energy Project B) VRDN*
  1,285  5/01/03                                   3.70        1,285,000
                                                              -----------
                                                               5,185,000

         MARYLAND-0.8%
         MARYLAND ENERGY FINANCE
         ADMINISTRATION
         (Keywell LLC Project)
         Series '96 AMT VRDN*
  1,000  9/01/06                                   3.50        1,000,000

         MICHIGAN-1.6%
         Michigan Strategic Fund
         (Donnelly Corp. Project)
         Series A AMT VRDN*
  2,000  3/01/10                                   3.95        2,000,000

         MISSOURI-4.7%
         MISSOURI ECONOMIC DEVELOPMENT
         AUTHORITY
         Plastic Enterprises
         Series 90A AMT VRDN*
    270  9/01/05                                   3.75          270,000

         MISSOURI ECONOMIC DEVELOPMENT
         AUTHORITY
         Variform Inc.
         Series 90C AMT VRDN*
  1,455  9/01/05                                   3.75        1,455,000

         MISSOURI ECONOMIC DEVELOPMENT
         AUTHORITY
         Export & Infrastructure
         Series D AMT VRDN*
  2,530  9/01/10                                   3.75%       2,530,000

         MISSOURI INDUSTRIAL DEVELOPMENT
         AUTHORITY
         (Kawasaki Motor Corp.)
         Series '89 AMT VRDN*
    200  4/01/99                                   3.80          200,000

         MISSOURI INDUSTRIAL DEVELOPMENT
         AUTHORITY
         (Tradco Inc.) Series H AMT VRDN*
    555  10/01/03                                  3.75          555,000

         MISSOURI INDUSTRIAL DEVELOPMENT
         AUTHORITY
         (Wainwright Industries Inc.)
         Series F AMT VRDN*
    800  10/01/03                                  3.75          800,000
                                                              -----------
                                                               5,810,000

         NEBRASKA-1.0%
         NEBRASKA FINANCE AUTHORITY
         (Single Family Housing)
         Series '96C AMT PPB*
  1,200  9/01/28                                   3.85        1,200,000

         NEW HAMPSHIRE-4.1%
         NASHUA HOUSING AUTHORITY MFHR
         (Clocktower Project) AMT VRDN*
  2,500  10/20/28                                  3.90        2,500,000

         NEW HAMPSHIRE IDA
         (Connecticut Light & Power Co.
         Project) Series '86 AMT VRDN*
  1,700  11/01/16                                  3.60        1,700,000

         NEW HAMPSHIRE IDA
         (SCI Manufacturing Inc.)
         Series '89 AMT VRDN*
    800  6/01/14                                   3.80          800,000
                                                              -----------
                                                               5,000,000

         NEW JERSEY-2.8%
         JERSEY CITY (School Promissory Note)
    500  3/07/97                                   3.60          500,080
         JERSEY CITY GO BAN
  1,300  3/27/97                                   3.80        1,302,858


3



STATEMENT OF NET ASSETS
(CONTINUED)
ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)  SECURITY#                                YIELD            VALUE
-------------------------------------------------------------------------------
         JERSEY CITY GO BAN
$ 1,100  9/26/97                                   4.05%      $1,103,894
         PLEASANTVILLE
         (School District Temporary Notes)
    500  8/28/97                                   4.00          500,885
                                                              -----------
                                                               3,407,717

         NEW MEXICO-1.4%
         NEW MEXICO MORTGAGE FINANCE
         AUTHORITY
         (GNMA/FNMA/FHLMC Mortgage Program)
         Series '96 F-2 AMT PPB*
  1,765  7/01/30                                   4.05        1,765,000

         NEW YORK-0.8%
         NEW YORK GO RAN
         Series A
  1,000  4/15/97                                   3.70        1,002,901

         NORTH CAROLINA-5.3%
         BLADEN COUNTY PCR
         (BCH Energy LP Project)
         Series '93 AMT VRDN*
  1,000  11/01/20                                  3.75        1,000,000

         LENOIR COUNTY IDR PCR
         (Carolina Energy Project)
         Series '95 AMT VRDN*
  5,500  7/01/22                                   3.75        5,500,000
                                                              -----------
                                                               6,500,000

         OHIO-2.5%
         OHIO HOUSING FINANCE AGENCY
         Residential Mortgage Revenue
         Series '96A-3 AMT PPB*
  1,000  9/01/28                                   3.40        1,000,000

         OHIO HOUSING FINANCE AGENCY
         Residential Mortgage Revenue
         Series '96B-3 AMT PPB*
  1,700  9/01/28                                   4.00        1,700,000

         OHIO WATER DEVELOPMENT AUTHORITY
         (Ohio Edison Company)
         Series A AMT PPB*
    400  5/01/18                                   3.80          400,000
                                                              -----------
                                                               3,100,000

         OKLAHOMA-1.6%
         BROKEN ARROW
         (Paragon Films Project) AMT VRDN*
  1,970  8/01/04                                   3.83%       1,970,000

         OREGON-3.0%
         OREGON HOUSING & COMMUNITY SERVICE SFMR
         Mortgage Revenue Series '96C AMT
    300  5/15/97                                   3.85          300,000

         OREGON ECONOMIC DEVELOPMENT REVENUE IDR
         (McFarland Cascade Project)
         Series 175 AMT VRDN*
  1,690  11/01/16                                  3.80        1,690,000

         PORTLAND HOUSING MFHR
         (Union Station Project)
         Phase B Series '96 AMT VRDN*
  1,750  10/01/31                                  3.80        1,750,000
                                                              -----------
                                                               3,740,000

         PENNSYLVANIA-1.3%
         PENNSYLVANIA ECONOMIC
         DEVELOPMENT AUTHORITY IDR
         (Ram Forest Products Inc.)
         Series '88A-3 AMT VRDN*
    580  12/01/99                                  3.85          580,000

         PHILADELPHIA GO TRAN
         Series '96A
  1,000  6/30/97                                   3.95        1,003,054
                                                              -----------
                                                               1,583,054

         RHODE ISLAND-0.5%
         RHODE ISLAND HOUSING & FINANCE CORP.
         Homeownership Opportunity Series 19D
         AMT PPB*
    600  10/01/26                                  3.55          600,000

         SOUTH CAROLINA-0.3%
         YORK COUNTY PCR
         (N C Elec. Project)
         Series '84N-6 VRDN*
    400  9/15/14                                   3.80          400,000


4



ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)  SECURITY#                                YIELD          VALUE
-------------------------------------------------------------------------
         SOUTH DAKOTA-1.0%
         SOUTH DAKOTA HFA SFMR
         Homeownership Mortgage
         Series G AMT
$ 1,200  5/01/97                              3.90-4.00%      $1,201,473

         TENNESSEE-1.2%
         TENNESSEE HOUSING DEVELOPMENT
         AGENCY SFMR
         (Homeownership Program)
         Series '96-5 AMT PPB*
  1,500  7/01/28                                   4.00        1,499,145

         TEXAS-7.4%
         GREATER EAST TEXAS HIGHER
         EDUCATION
         Student Loan Revenue
         Series '95A AMT PPB*
  1,000  5/01/11                                   3.85        1,000,000

         GREATER TEXAS STUDENT LOAN CORP.
         Student Loan Revenue
         Series '96A AMT PPB*
  1,200  4/01/05                                   3.35        1,200,000

         HARRIS COUNTY IDR
         (Nippon Pigment USA Project)
         Series '87 AMT VRDN*
    500  7/01/02                                   3.95          500,000

         NORTH TEXAS HIGHER EDUCATION
         Student Loan Revenue Series '87
         AMT VRDN*
  2,950  12/01/05                                  3.60        2,950,000

         SAN ANTONIO IDA
         (Gruma Corporation Project)
         AMT VRDN*
    500  11/01/09                                  3.80          500,000

         TEXAS GOTRAN
  1,000  8/29/97                                   3.97        1,005,569

         TRAVIS COUNTY FGIC
         Certificates of Obligation
         Insured Series B
  2,000  3/01/97                                   3.65        2,010,790
                                                              -----------
                                                               9,166,359

         UTAH-0.4%
         UTAH HOUSING FINANCE AGENCY SFMR
         Home Mortgage Revenue
         Series 4 AMT VRDN*
    500  7/01/28                                   3.75%         500,000

         VIRGINIA-2.2%
         AMELIA COUNTY IDA
         (Chambers Waste Systems, Inc.)
         AMT VRDN*
  1,500  7/01/07                                   3.80        1,500,000

         FAIRFAX COUNTY IDA
         (Fairfax Hospital System)
         Series '88D VRDN*
    200  10/01/25                                  3.55          200,000

         RICHMOND REDEVELOPMENT & HOUSING
         AUTHORITY
         Series '89B-2 AMT VRDN*
  1,000  10/01/24                                  3.80        1,000,000
                                                              -----------
                                                               2,700,000

         WASHINGTON-4.5%
         KINGS COUNTY ECONOMIC CORP.
         (Barriers Inc. Project) AMT VRDN*
  1,000  5/01/07                                   3.60        1,000,000

         PORT OF PORT ANGELES IDR
         (Daishowa America Project)
         AMT VRDN*
    700  8/01/07                                   3.95          700,000

         PORT OF VANCOUVER IDR
         (United Grain Corp.)
         Series '92 AMT VRDN*
    500  12/01/10                                  3.90          500,000

         WASHINGTON HOUSING FINANCE
         COMMISSION MFHR
         (LTC Properties Inc. Project)
         AMT VRDN*
  1,500  12/01/15                                  3.65        1,500,000

         WASHINGTON STUDENT LOAN FINANCE
         ASSOCIATION
         Third Program Series B AMT VRDN*
    500  12/01/02                                  3.70          500,000


5



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)  SECURITY#                                YIELD          VALUE
-------------------------------------------------------------------------
         YAKIMA COUNTY IDR
         (Can-Am Millwork LTD) AMT VRDN*
$ 1,415  12/01/14                                  3.75%    $  1,415,000
                                                            -------------
                                                               5,615,000

         Total Municipal Bonds
         (amortized cost $106,188,275)                       106,188,275

         COMMERCIAL PAPER-14.4%
         ALABAMA-0.6%
         PHENIX CITY IDB
         (Mead Board Project) AMT
    700  2/26/97                                   3.55          700,000

         COLORADO-1.6%
         DENVER AIRPORT REVENUE
         Series B AMT
  2,000  2/18/97                                   3.60        2,000,000

         FLORIDA-0.3%
         HILLSBOROUGH COUNTY
         (Tampa International Airport Revenue)
         Series '94 AMT
    400  12/20/96                                  3.65          400,000

         GEORGIA-0.2%
         ATHENS-CLARKE IDA
         (Rhode-Merieux Project)
    300  Series '88 AMT
         3/05/97                                   3.55          300,000

         HAWAII-0.6%
         HAWAII BUDGET & FINANCE
         (Citizens Utility Company)
         Series '88 AMT
    700  12/06/96                                  3.65          700,000

         INDIANA-2.2%
         INDIANA DEVELOPMENT FINANCE AUTHORITY
         SOLID WASTE REVENUE
         (Pure Air Lake) Series '91A AMT
  1,000  3/13/97                                   3.65        1,000,000

         JASPER COUNTY
         (North Indiana Public Service Project)
         Series '88C
  1,700  12/10/96                                  3.75        1,700,000
                                                            -------------
                                                               2,700,000

         PENNSYLVANIA-2.9%
         CARBON COUNTY
         Res. Rec.: (Panther Creek Project)
         Series '90B AMT
    600  12/12/96                                  3.60%         600,000

         CARBON COUNTY
         Res. Rec.: (Panther Creek Project)
         Series '91 AMT
  1,300  12/06/96                                  3.55        1,300,000

         CARBON COUNTY
         Res. Rec.: (Panther Creek Project)
         Series '91 AMT
    500  3/14/97                                   3.65          500,000

         VENANGO INDUSTRIAL AUTHORITY
         Res. Rec.: (Scrubgrass Project)
         Series '90B AMT
    400  3/14/97                                   3.65          400,000

         VENANGO INDUSTRIAL AUTHORITY
         Res. Rec.: (Scrubgrass Project)
         Series '93 AMT
    800  3/14/97                                   3.65          800,000
                                                            -------------
                                                               3,600,000

         TEXAS-2.3%
         BRAZOS RIVER AUTHORITY PCR
         (Texas Utilities Project)
         Series '94A AMT
  1,400  3/14/97                                   3.65        1,400,000

         HOUSTON AIRPORT
         Series A AMT
  1,000  2/18/97                                   3.55        1,000,000

         PORT OF CORPUS CHRISTI NUECES
         COUNTY PCR
         (Koch Refining Project) AMT
    500  12/11/96                                  3.70          500,000
                                                            -------------
                                                               2,900,000


6



ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)  SECURITY#                                YIELD          VALUE
-------------------------------------------------------------------------
         UTAH-2.6%
         TOOELE COUNTY WASTE REVENUE
         (Rollins Environmental, Inc.)
         Series A AMT
$ 1,700  12/05/96                                  3.65%    $  1,700,000

         TOOELE COUNTY WASTE REVENUE
         (Rollins Environmental, Inc.)
         Series A AMT
  1,500  12/05/96                                  3.70        1,500,000
                                                            -------------
                                                               3,200,000

         WEST VIRGINIA-1.1%
         WEST VIRGINIA PUBLIC ENERGY AUTHORITY
         (Morgantown Energy Assoc.)
         Series '89A AMT
    900  12/06/96                                  3.55          900,000

         WEST VIRGINIA PUBLIC ENERGY AUTHORITY
         (Morgantown Energy Assoc.)
         Series '89A AMT
    400  3/14/97                                   3.65%         400,000
                                                            -------------
                                                               1,300,000

         Total Commercial Paper
         (amortized cost $17,800,000)                         17,800,000

         TOTAL INVESTMENTS-100.3%
         (amortized cost $123,888,275)                       123,888,275
         Other assets less liabilities-(0.3)%                   (401,864)

         NET ASSETS-100%
         (offering and redemption price
         of $1.00 per share; 123,485,796
         shares outstanding)                                $123,486,411


#    All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB)are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:
AMT    Alternative Minimum Tax
BAN    Bond Anticipation Note
FGIC   Financial Guaranty Insurance Company
FHLMC  Federal Home Loan Mortgage Corporation
FNMA   Federal National Mortgage Association
FSA    Financial Security Assurance, Inc.
GNMA   Government National Mortgage Association
GO     General Obligation
HFA    Housing Finance Agency/Authority
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDR    Industrial Development Revenue
MBIA   Municipal Bond Investors Assurance
MFHR   Multi-Family Housing Revenue
PCR    Pollution Control Revenue
PPB    Periodic Put Bond
RAN    Revenue Anticipation Note
SFMR   Single Family Mortgage Revenue
TAN    Tax Anticipation Note
TRAN   Tax & Revenue Anticipation Note
VRDN   Variable Rate Demand Note


See notes to financial statements.


7



STATEMENT OF NET ASSETS
NOVEMBER 30, 1996
ALLIANCE MONEY MARKET FUND - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                                YIELD          VALUE
---------------------------------------------------------------------------
           COMMERCIAL PAPER-67.6%
           ABN AMRO NORTH AMERICA FINANCE, INC.
$ 35,000   3/06/97                                   5.58%     $34,484,625

           ALAMO FUNDING L.P.
  20,000   12/04/96*                                 5.27       19,991,217
  17,000   12/13/96*                                 5.27       16,970,137
  19,525   12/06/96*                                 5.30       19,510,627

           ALLIANZ OF AMERICA FINANCE
   8,000   12/20/96*                                 5.47        7,976,904

           ASSET SECURIZATION CO-OP CORP.
  10,000   12/26/96*                                 5.32        9,963,056
  25,000   12/11/96*                                 5.35       24,962,847

           ATLAS FUNDING CORP.
  25,000   12/03/96*                                 5.33       24,992,597
  35,000   12/24/96*                                 5.37       34,879,921

           BARTON CAPITAL CORP.
  45,877   12/12/96*                                 5.29       45,802,845
  33,117   1/31/97*                                  5.35       32,816,785

           BAYER CORP.
  26,000   12/30/96                                  5.25       25,890,042

           CAISSE CENTRALE DES JARDINES
           DU QUEBEC
  10,000   3/19/97                                   5.65        9,830,500

           CAISSE D'AMORTISSEMENT DE LA SOCIALE
  15,000   3/10/97                                   5.64       14,767,556

           CENTAURI CORP.
  60,700   3/13/97*                                  5.32       59,785,049
  17,000   2/25/97*                                  5.35       16,782,731

           CHIAO TUNG BANK CO., LTD.
  10,000   1/08/97                                   5.47        9,942,261

           CLIPPER RECEIVABLES CORP.
  35,000   12/18/96*                                 5.30       34,912,403
  10,000   12/30/96*                                 5.31        9,957,225

           DELAWARE FUNDING CORP.
  63,029   12/19/96*                                 5.29       62,862,062

           ENTERPRISE FUNDING CORP.
  13,000   12/05/96*                                 5.28       12,992,373
   7,721   2/14/97*                                  5.35        7,634,943
  30,835   2/18/97*                                  5.35       30,472,989

           EUREKA SECURIZATION
  30,000   12/11/96*                                 5.27%      29,956,083
  50,000   12/23/96*                                 5.27       49,838,972
  15,000   12/04/96*                                 5.28       14,993,400
  26,000   2/03/97*                                  5.35       25,752,711
  10,000   12/13/96*                                 5.37        9,982,100

           GENERAL ELECTRIC CAPITAL CORP.
  21,000   3/03/97                                   5.59       20,700,003

           GOTHAM FUNDING CORP.
  25,000   2/03/97*                                  5.38       24,760,889

           GREENWICH ASSET FUNDING, INC.
  25,533   3/26/97*                                  5.32       25,099,081

           GREENWICH FUNDING CORP.
  37,619   12/02/96                                  5.30       37,613,462
   7,800   12/20/96*                                 5.30        7,778,182
  40,000   12/23/96*                                 5.52       39,865,067

           INTERNATIONAL SECURITIZATION CORP.
  30,300   12/02/96*                                 5.35       30,295,497
  25,000   12/27/96*                                 5.40       24,902,500
  16,482   12/17/96*                                 5.41       16,442,370
   4,547   12/24/96*                                 5.50        4,531,022
   5,149   3/17/97*                                  5.67        5,063,037

           INTERNATIONALE NEDERLANDEN
  30,000   12/30/96*                                 5.28       29,872,400

           JEFFERSON SMURFIT FINANCE CORP.
  11,500   12/31/96*                                 5.27       11,449,496

           KINGDOM OF SWEDEN
  40,000   1/10/97*                                  5.38       39,760,889

           KOREAN DEVELOPMENT BANK
   5,000   12/05/96*                                 5.48        4,996,956

           MARKET STREET FUNDING
  21,200   12/30/96*                                 5.32       21,109,146
  25,000   12/31/96*                                 5.32       24,889,167

           OLD LINE FUNDING CORP.
  28,573   12/11/96*                                 5.32       28,530,775
  17,000   2/12/97*                                  5.38       16,814,712

           PREFERRED RECEIVABLES FUNDING CORP.
  23,100   12/18/96*                                 5.30       23,042,186
   5,825   12/26/96*                                 5.30        5,803,561


8



ALLIANCE MONEY MARKET FUND - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                                YIELD          VALUE
---------------------------------------------------------------------------
           PREMIUM FUNDING, INC. SERIES B
$ 10,000   12/04/96*                                 5.50%     $ 9,995,417

           PREMIUM FUNDING, INC. SERIES E
  21,000   12/04/96*                                 5.27       20,990,777
  29,905   12/05/96*                                 5.30       29,887,389
  22,786   12/13/96*                                 5.33       22,745,517
  19,945   12/24/96*                                 5.40       19,876,190

           PRIME ASSET VEHICLE, LTD. SERIES B
  35,559   12/30/96*                                 5.34       35,406,037
  15,290   2/25/97*                                  5.35       15,094,585
  19,219   12/19/96*                                 5.52       19,165,956

           RANGER FUNDING CORP.
  15,135   12/17/96*                                 5.27       15,099,550
  15,000   2/13/97*                                  5.35       14,835,042
  15,000   12/10/96*                                 5.47       14,979,487

           RECEIVABLES CAPITAL CORP.
  24,536   12/11/96*                                 5.30       24,499,878
  34,413   12/03/96*                                 5.31       34,402,848
  43,308   12/17/96*                                 5.32       43,205,601
   3,907   12/16/96*                                 5.35        3,898,291

           SIGMA FINANCE CORP.
  26,000   5/16/97*                                  5.32       25,362,191
  83,700   2/10/97*                                  5.35       82,817,833
  10,000   4/28/97*                                  5.36        9,779,644
  10,000   12/10/96*                                 5.38        9,986,550
  10,000   2/03/97*                                  5.39        9,904,178

           SOUTHERN CO.
   6,900   12/04/96                                  5.32        6,896,941

           THAMES ASSET GLOBAL SECURITIZATION
  20,000   2/18/97*                                  5.35       19,765,194
  10,000   2/19/97*                                  5.38        9,880,555
  22,000   12/16/96*                                 5.40       21,950,500
  42,477   2/28/97*                                  5.40       41,909,932

           THREE RIVERS FUNDING CORP.
   2,600   12/27/96*                                 5.32        2,590,010

           TRIPLE ASSET FUNDING CORP.
  30,192   12/09/96*                                 5.29       30,156,508
  21,518   12/11/96*                                 5.29       21,486,380
   7,000   12/13/96*                                 5.30        6,987,633
  17,000   1/21/97*                                  5.36       16,870,913

           WOOD STREET FUNDING CORP.
   4,000   12/26/96*                                 5.33        3,985,194
  18,886   12/27/96*                                 5.40       18,812,345

           WORKING CAPITAL MANAGEMENT CO.
  19,041   12/12/96*                                 5.32%      19,010,048
  20,000   12/16/96*                                 5.34       19,955,500
  28,336   12/19/96*                                 5.35       28,260,201

           Total Commercial Paper
           (amortized cost $1,872,476,174)                   1,872,476,174

           CERTIFICATES OF DEPOSIT-14.5%
           BANK OF TOKYO, LTD.
  50,000   5.45%, 2/20/97                            5.45       50,000,000
  20,000   5.66%, 12/27/96                           5.66       20,000,000

           COMMERZBANK AG
  50,000   5.47%, 12/02/96                           5.45       50,000,027

           DEUTSCHE BANK
  50,000   5.30%, 12/31/96                           5.30       50,000,000
  15,000   5.48%, 1/03/97                            5.65       14,996,573
  20,000   5.53%, 4/02/97                            5.80       19,982,119

           HESSICHE LANDESBANK
  10,000   5.70%, 4/29/97*                           5.80        9,995,981
  40,000   6.05%, 6/13/97*                           5.95       39,993,909

           NORINCHUKIN BANK, LTD.
  25,000   5.46%, 2/18/97                            5.45       25,000,541

           SALT III CAYMAN ISLAND CORP.
  76,000   5.68%, 1/23/97*                           5.68       76,000,000

           SANWA BANK, LTD.
  25,000   5.52%, 1/29/97                            5.52       25,000,000

           SOCIETE GENERALE
   2,000   5.57%, 4/04/97                            5.40        1,999,850

           SUMITOMO BANK, LTD.
  20,000   5.38%, 12/04/96                           5.38       20,000,000

           Total Certificates of Deposit
           (amortized cost $402,969,000)                       402,969,000

           CORPORATE OBLIGATIONS-13.1%
           BANKERS TRUST N.Y. CO.
  27,000   5.52%, 2/05/97 FRN                        5.52       27,000,000

           BETA FINANCE
  25,000   5.92%, 6/06/97*                           5.92       25,000,000

           CORPORATE ASSET FUNDING CO., INC.
  50,000   5.37%, 6/10/97 FRN*                       5.38       49,997,384
  50,000   5.40%, 12/02/97 FRN*                      5.43       49,990,000


9



STATEMENT OF NET ASSETS
(CONTINUED)
ALLIANCE MONEY MARKET FUND - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                                YIELD          VALUE
---------------------------------------------------------------------------
           GOLDMAN SACHS GROUP L.P.
$ 50,000   5.38%, 2/14/97                            5.38%  $   50,000,000
  50,000   5.53%, 3/13/97 FRN                        5.53       50,000,000

           J.P. MORGAN & CO.
  40,000   5.34%, 8/15/97 FRN                        5.39       39,986,461
  60,000   5.43%, 3/21/97 FRN*                       5.48       60,008,609

           TOYOTA MOTOR CREDIT CORP.
  10,000   5.00%, 2/26/97                            5.10        9,997,266

           Total Corporate Obligations
           (amortized cost $361,979,720)                       361,979,720

           U.S. GOVERNMENT AND AGENCIES-5.4%
           FEDERAL FARM CREDIT BANK
  25,000   5.21%, 1/22/97 FRN                        5.25       24,998,627
  32,000   5.43%, 8/03/98 FRN                        5.48       31,974,901

           FEDERAL NATIONAL MORTGAGE
           ASSOCIATION
  12,000   5.23%, 1/27/97 FRN                        5.35       11,997,826
  40,000   5.33%, 8/25/97 FRN                        5.37       39,988,697

           U.S. TREASURY NOTE
  40,000   6.63%, 3/31/97                            5.23%      40,176,339
           Total U.S. Government and Agencies
           (amortized cost $149,136,390)                       149,136,390

           BANK OBLIGATIONS-0.7%
           MORGAN GUARANTY TRUST OF NY
  20,000   5.50%, 1/08/97
           (amortized cost $20,000,000)              5.50       20,000,000

           TOTAL INVESTMENTS-101.3%
           (amortized cost $2,806,561,284)                   2,806,561,284
           Other assets less liabilities-(1.3)%               (34,789,606)

           NET ASSETS-100%
           (offering and redemption price of
           $1.00 per share; 2,771,770,903
           shares outstanding)                              $2,771,771,678


# All securities either mature or their interest rate changes in one year or less.

*  Restricted security.

   Glossary:
   FRN - Floating Rate Note

   See notes to financial statements.


10



STATEMENT OF NET ASSETS
NOVEMBER 30, 1996
ALLIANCE MONEY MARKET FUND - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
  AMOUNT
  (000)    SECURITY#                                YIELD          VALUE
---------------------------------------------------------------------------
           U.S. GOVERNMENT AND AGENCIES-79.9%
           FEDERAL HOME LOAN MORTGAGE CORP.-33.7%
$  5,500   12/11/96                                  5.19%     $ 5,492,071
   1,391   12/06/96                                  5.20        1,389,995
   2,780   12/03/96                                  5.22        2,779,194
   1,300   12/16/96                                  5.22        1,297,172
   5,000   1/03/97                                   5.22        4,976,075
   1,000   3/05/97                                   5.22          986,370
   2,500   12/24/96                                  5.23        2,491,647
   9,500   1/17/97                                   5.23        9,435,133
   2,000   12/18/96                                  5.35        1,994,947
   3,000   12/04/96                                  5.41        2,998,647
                                                               ------------
                                                                33,841,251

           FEDERAL NATIONAL MORTGAGE
           ASSOCIATION-17.1%
   5,000   2/24/97                                   5.20        4,938,611
   2,200   12/30/96                                  5.21        2,190,767
   4,500   2/18/97                                   5.22        4,448,453
   2,600   1/17/97                                   5.24        2,582,213
   3,000   5.45%, 9/12/97                            5.52        2,999,051
                                                               ------------
                                                                17,159,095

           U.S. TREASURY NOTE-8.0%
   8,000   6.50%, 5/15/97                            5.66        8,029,384

           STUDENT LOAN MARKETING
           ASSOCIATION-7.8%
   3,810   12/31/96                                  5.23        3,793,395
   2,000   5.40%, 9/03/97                            5.46        1,999,124
   2,000   6.13%, 6/30/97 FRN                        5.87        2,000,583
                                                               ------------
                                                                 7,793,102

           FEDERAL FARM CREDIT BANK-7.5%
   2,500   5.28%, 5/20/97 FRN                        5.40        2,498,641
   5,000   4.55%, 12/06/96                           5.65        4,999,195
                                                               ------------
                                                                 7,497,836

           FEDERAL HOME LOAN BANK-5.8%
   1,000   1/23/97                                   5.28%         992,227
   2,000   12/11/96                                  5.37        1,997,017
   2,800   12/02/96                                  5.85        2,799,545
                                                               ------------
                                                                 5,788,789

           Total U.S. Government and Agencies
           (amortized cost $80,109,457)                         80,109,457

           REPURCHASE AGREEMENTS-19.9%
           CS FIRST BOSTON CORP.
   4,000   5.33%, dated 11/25/96, due 2/24/97
           in the amount of $4,053,892
           (cost $4,000,000; collateralized by
           $4,197,455 Federal National
           Mortgage Assn., 6.00%, 2/01/09,
           value $4,099,077)                         5.33        4,000,000

           GOLDMAN SACHS & CO.
   4,000   5.32%, dated 11/26/96,
           due 2/25/97 in the amount of
           $4,053,791 (cost $4,000,000;
           collateralized by $4,121,145 Federal
           National Mortgage Assn., 6.50%,
           1/01/11, value $4,100,110)                5.32        4,000,000

           J.P. MORGAN & CO.
   4,000   5.25%, dated 11/18/96,
           due 12/09/96 in the amount of
           $4,012,250 (cost $4,000,000;
           collateralized by $3,933,000 U.S.
           Treasury Note, 7.25%, 2/15/98,
           value $4,093,793)                         5.25        4,000,000


11



STATEMENT OF NET ASSETS
(CONTINUED)
ALLIANCE MONEY MARKET FUND - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                                YIELD          VALUE
---------------------------------------------------------------------------
           LEHMAN BROTHERS INC.
$  4,000   5.28%, dated 11/04/96,
           due 12/04/96 in the amount of
           $4,017,600 (cost $4,000,000;
           collateralized by $4,131,894
           Federal National Mortgage Assn.,
           7.50%, 6/01/09, value $4,197,031)         5.28%    $  4,000,000

           MERRILL LYNCH & CO., INC.
   4,000   5.29%, dated 11/13/96,
           due 12/04/96 in the amount of
           $4,012,343 (cost $4,000,000;
           collateralized by $4,189,465
           Federal Home Loan Mortgage Corp.,
           7.00%, 2/01/26, value $4,174,045)         5.29        4,000,000

           Total Repurchase Agreements
           (amortized cost $20,000,000)                         20,000,000

           TOTAL INVESTMENTS-99.8%
           (amortized cost $100,109,457)                      $100,109,457
           Other assets less liabilities-0.2%                      198,796

           NET ASSETS-100%
           (offering and redemption price of
           $1.00 per share; 100,308,076
           shares outstanding)                                $100,308,253


# All securities either mature or their interest rate changes in one year or less.

   Glossary:
   FRN - Floating Rate Note

   See notes to financial statements.


12



STATEMENT OF OPERATIONS
ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

                                       GENERAL
                                      MUNICIPAL        PRIME       GOVERNMENT
                                      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                    -------------  -------------  -------------
                                    DEC. 13,1995*  DEC. 29,1995*  DEC. 29,1995*
                                         TO             TO             TO
                                    NOV. 30,1996   NOV. 30,1996    NOV. 30,1996
                                    -------------  -------------  -------------
INVESTMENT INCOME
  Interest                            $3,760,880   $114,660,456     $4,496,740

EXPENSES
  Advisory fee (Note B)                  500,241     10,427,618        412,525
  Distribution assistance fee
    (Note C)                             450,217      9,384,854        371,276
  Administrative fee (Note C)             50,024      1,042,760         41,253
  Custodian fees                         101,578        258,902         81,482
  Registration fees                       94,927      1,272,234         96,349
  Transfer agency                        114,026      2,942,602         99,731
  Audit and legal fees                    32,931         33,359         23,073
  Organization                            14,160         13,858         13,520
  Printing                                11,559        301,274         10,916
  Trustees' fees                           6,663          8,122          7,126
  Miscellaneous                           13,931         14,453         13,906
  Total expenses                       1,390,257     25,700,036      1,171,157
  Less: fee waiver and reimbursement    (389,775)    (4,844,801)      (346,104)
                                     ------------  -------------  -------------
                                       1,000,482     20,855,235        825,053

  Net investment income                2,760,398     93,805,221      3,671,687

REALIZED GAIN ON INVESTMENTS
  Net realized gain on investments           615            775            177

NET INCREASE IN NET ASSETS FROM
OPERATIONS                            $2,761,013   $ 93,805,996     $3,671,864


*  Commencement of operations.
   See notes to financial statements.


13



STATEMENTS OF CHANGES IN NET ASSETS
ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

                                     GENERAL
                                    MUNICIPAL         PRIME        GOVERNMENT
                                    PORTFOLIO       PORTFOLIO       PORTFOLIO
                                  -------------  ---------------  -------------
                                  DEC. 13,1995*   DEC. 29,1995*   DEC. 29,1995*
                                       TO               TO             TO
                                  NOV. 30,1996    NOV. 30,1996     NOV. 30,1996
                                  -------------  ---------------  -------------
INCREASE IN NET ASSETS FROM
OPERATIONS
  Net investment income           $  2,760,398   $   93,805,221   $  3,671,687
  Net realized gain on
    investments                            615              775            177
  Net increase in net assets
    from operations                  2,761,013       93,805,996      3,671,864

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income             (2,760,398)     (93,805,221)    (3,671,687)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net increase                     123,452,463    2,771,737,569    100,274,743
  Total increase                   123,453,078    2,771,738,344    100,274,920

NET ASSETS
  Beginning of period                   33,333           33,334         33,333
  End of period                   $123,486,411   $2,771,771,678   $100,308,253


*    Commencement of operations.
     See notes to financial statements.


14



NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996
ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Money Market Fund (the "Fund") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Fund consists of three Portfolios: General Municipal Portfolio, Prime Portfolio and Government Portfolio (the "Portfolios"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities. At the time of investment, such securities have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolios.

1. VALUATION OF SECURITIES
Securities in which the Portfolios invest are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $74,000 for each of the Portfolios have been deferred and are being amortized on a straight-line basis through December, 2000.

3. TAXES
It is the Portfolios' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolios declare dividends daily and automatically reinvest such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the period ended November 30, 1996 from the General Municipal Portfolio are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

5. ACCOUNTING ESTIMATES
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

6. GENERAL
Interest income is accrued as earned. Security transactions are recorded on a trade date basis. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
Under the Advisory Agreement, each Portfolio pays the Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% of each Portfolio's average daily net assets. The Adviser has voluntarily agreed to reimburse the Portfolios to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets unless such reimbursement is eliminated or modified upon approval of the Trustees prior thereto. For the period December 13, 1995 through November 30, 1996 for General Municipal Portfolio and for the period December 29, 1995 through November 30, 1996 for Prime Portfolio and Government Portfolio, the Adviser reimbursed $368,300, $4,434,560 and $330,256, respectively. The General Municipal, Prime and Government Portfolios do not compensate Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services.


15



NOTES TO FINANCIAL STATEMENTS (CONTINUED)
ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

NOTE C: DISTRIBUTION SERVICES AGREEMENT AND ADMINISTRATION AGREEMENT
Under the Distribution Services Agreement, which includes a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Plan"), the Fund pays the Adviser a distribution fee at the annual rate of up to .45 of 1% of the average daily value of the Fund's net assets. The Plan provides that the Adviser will use amounts payable under the Plan in their entirety for (i) payments to broker-dealers and other financial intermediaries, including the Portfolios' distributor, for distribution assistance and payments to banks and other depository institutions for administrative and accounting services and (ii) otherwise promoting the sale of shares of the Portfolios. For the period December 13, 1995 through November 30, 1996 for General Municipal Portfolio and for the period December 29, 1995 through November 30, 1996 for Prime Portfolio and Government Portfolio, the Portfolios paid fees of $450,217, $9,384,854 and $371,276, respectively.

Pursuant to an Administration Agreement, ADP Financial Information Services, Inc. ("ADP"), a wholly-owned subsidiary of Automatic Data Processing, Inc., serves as administrator of the Fund, on behalf of the Portfolios. The Administrator performs or arranges for the performance of certain services, mainly remote processing services through its propriety shareholder accounting system. ADP is entitled to receive from each Portfolio a fee computed daily and paid monthly at a maximum annual rate equal to .05% of such Portfolio's average daily net assets. ADP may, from time to time, voluntarily waive all or a portion of its fees payable to it under the Administration Agreement. For the period December 13, 1995 through November 30, 1996 for General Municipal Portfolio and for the period December 29, 1995 through November 30, 1996 for Prime Portfolio and Government Portfolio, the General Municipal Portfolio incurred fees of $50,024 of which $21,475 was waived, the Prime Portfolio incurred fees of $1,042,760 of which $410,241 was waived and the Government Portfolio incurred fees of $41,253 of which $15,848 was waived.

NOTE D: INVESTMENT TRANSACTIONS
At November 30, 1996, the cost of portfolio securities for federal income tax purposes was the same as the cost for financial reporting purposes.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At November 30, 1996, capital paid-in aggregated $123,485,796, $2,771,770,903 and $100,308,076 for the General Municipal Portfolio, Prime Portfolio and Government Portfolio, respectively. Transactions, all at $1.00 per share, were as follows:

                                     GENERAL
                                    MUNICIPAL         PRIME        GOVERNMENT
                                    PORTFOLIO       PORTFOLIO       PORTFOLIO
                                  -------------  ---------------  -------------
                                  DEC. 13,1995*   DEC. 29,1995*   DEC. 29,1995*
                                       TO               TO             TO
                                  NOV. 30,1996    NOV. 30,1996     NOV. 30,1996
                                  -------------  ---------------  -------------
Shares sold                        494,868,947   11,085,409,424    372,258,638
Shares issued on reinvestments
  of dividends                       2,760,398       93,805,221      3,671,687
Shares redeemed                   (374,176,882)  (8,407,477,076)  (275,655,582)
Net increase                       123,452,463    2,771,737,569    100,274,743


*    Commencement of operations.


16



NOTES TO FINANCIAL STATEMENTS (CONTINUED)
ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

NOTE F: FINANCIAL HIGHLIGHTS

                                          GENERAL
                                         MUNICIPAL       PRIME      GOVERNMENT
                                         PORTFOLIO     PORTFOLIO     PORTFOLIO
                                       ------------  ------------  ------------
                                       DECEMBER 13,  DECEMBER 29,  DECEMBER 29,
                                           1995*         1995*         1995*
                                            TO            TO            TO
                                       NOV. 30,1996  NOV. 30,1996  NOV. 30,1996
                                       ------------  ------------  ------------
Net asset value, beginning of period       $ 1.00        $ 1.00        $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                        .027          .041          .041

LESS: DISTRIBUTIONS
Dividends from net investment income        (.027)        (.041)        (.041)
Net asset value, end of period             $ 1.00        $ 1.00        $ 1.00

TOTAL RETURN
Total investment return based on:
  net asset value (a)(b)                     2.80%         4.58%         4.52%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)      $123        $2,772          $100
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements (b)                       1.00%         1.00%         1.00%
  Expenses, before waivers and
    reimbursements (b)                       1.39%         1.23%         1.42%
  Net investment income (b)(c)               2.76%         4.50%         4.45%


*    Commencement of operations.

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of period.

(b)  Annualized.

(c)  Net of expenses reimbursed or waived by the Adviser.


17



INDEPENDENT AUDITOR'S REPORT
ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MONEY MARKET FUND

We have audited the accompanying statement of net assets of Alliance Money Market Fund - General, Prime, and Government Portfolios as of November 30, 1996 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance Money Market Fund - General, Prime, and Government Portfolios as of November 30, 1996, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

McGladrey & Pullen, LLP
New York, New York
January 3, 1997


18



ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

TRUSTEES
JOHN D. CARIFA, CHAIRMAN
RICHARD S. BORISOFF
ROBERT J. CASALE
JEFFREY M. COLE
WILLIAM H. FOULK, JR.
ARTHUR S. KRANSELER
ROBERT A. LEWIS
CLIFFORD L. MICHEL
PETER QUICK
WILLIAM L. RHOADS, III
RONALD M. WHITEHILL

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I KURZWEIL, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
JOHN F. CHIODI, JR., VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
PAMELA F. RICHARDSON, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JOSEPH J. MANTINEO, CONTROLLER

CUSTODIAN
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10286

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

ADMINISTRATOR
ADP FINANCIAL INFORMATION SERVICES, INC.
2 Journal Square Plaza
Jersey City, NJ 07306-0817


19



ALLIANCE MONEY MARKET FUND
1345 Avenue of the Americas, New York, NY 10105

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.